Subsequent Events (Details) $ in Thousands, shares in Millions				1 Months Ended	12 Months Ended
	Feb. 25, 2019 vessel	Jan. 31, 2019	Jan. 08, 2019	Jan. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Ownership percentage					100.00%
Repurchase of common units					$ 3,786	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Number of common units repurchased | shares				0.8
Repurchase of common units				$ 9,300
Subsequent Event | Yamal Spirit
Subsequent Event [Line Items]
Term of charter contract (in years)		15 years
20% Ownership | Subsequent Event | Pan Union Joint Venture
Subsequent Event [Line Items]
Ownership percentage			20.00%
Term of charter contract (in years)			20 years
Liquefied Petroleum Gas | Subsequent Event
Subsequent Event [Line Items]
Number of vessels | vessel	7